Schedule of Estimated Amortization Expense (Detail) - USD ($) $ in Thousands	Jul. 01, 2016	Apr. 01, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
2016			$ 76,460
2016		$ 37,857
2017		66,124	66,104
2018		57,905	57,887
2019		53,041	53,037
2020		37,070	37,066
Thereafter		83,367	83,329
Finite lived, intangible assets, net	$ 335,364	$ 335,364	$ 373,883	$ 433,954